Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020	120,653
Balance at September 30, 2021 at Sep. 30, 2020	$ 121	$ 42,055,825	$ (43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(6,240,482)	(6,240,482)
Issuance of common stock and warrants, net of financing costs (in shares)	26,953
Issuance of common stock and warrants, net of financing costs	$ 27	6,219,206	0	6,219,233
Vesting of restricted stock issued (in shares)	344
Vesting of restricted stock issued	$ 0	0		0
Stock-based compensation expense		496,066	0	496,066
Balance at September 30, 2022 (in shares) at Sep. 30, 2021	147,950
Balance at September 30, 2022 at Sep. 30, 2021	$ 148	48,771,097	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(3,387,295)	(3,387,295)
Vesting of restricted stock issued (in shares)	172
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense	$ 0	397,470	0	397,470
Balance at September 30, 2022 (in shares) at Jun. 30, 2022	148,122
Balance at September 30, 2022 at Jun. 30, 2022	$ 148	49,168,567	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	147,950
Balance at September 30, 2021 at Sep. 30, 2021	$ 148	48,771,097	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(5,275,854)	(5,275,854)
Issuance of common stock and warrants, net of financing costs (in shares)	7,979
Issuance of common stock and warrants, net of financing costs	$ 8	1,609,133	0	1,609,141
Vesting of restricted stock issued (in shares)	250
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense		499,584	0	499,584
Balance at September 30, 2022 (in shares) at Sep. 30, 2022	156,179
Balance at September 30, 2022 at Sep. 30, 2022	$ 156	50,879,814	(55,072,773)	(4,192,803)
Balance at September 30, 2021 (in shares) at Mar. 31, 2022	148,075
Balance at September 30, 2021 at Mar. 31, 2022	$ 148	49,077,812	(52,137,384)	(3,059,424)
Net loss			(1,046,830)	(1,046,830)
Vesting of restricted stock issued (in shares)	47
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense		90,755		90,755
Balance at September 30, 2022 (in shares) at Jun. 30, 2022	148,122
Balance at September 30, 2022 at Jun. 30, 2022	$ 148	49,168,567	(53,184,214)	(4,015,499)
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	156,179
Balance at September 30, 2021 at Sep. 30, 2022	$ 156	50,879,814	(55,072,773)	(4,192,803)
Net loss	$ 0	0	(4,525,640)	(4,525,640)
Issuance of common stock and warrants, net of financing costs (in shares)	2,526
Issuance of common stock and warrants, net of financing costs	$ 3	440,325	0	440,328
Vesting of restricted stock issued (in shares)	31
Vesting of restricted stock issued	$ 0	0	0	0
Stock-based compensation expense	$ 0	213,809	0	213,809
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	160,657
Balance at September 30, 2022 at Jun. 30, 2023	$ 161	51,583,224	(59,598,413)	(8,015,028)
Balance at September 30, 2021 at Dec. 31, 2022				(4,192,803)
Net loss				(4,525,640)
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	160,657
Balance at September 30, 2022 at Jun. 30, 2023	$ 161	51,583,224	(59,598,413)	(8,015,028)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023	159,331
Balance at September 30, 2021 at Mar. 31, 2023	$ 159	51,389,059	(57,775,306)	(6,386,088)
Net loss			(1,823,107)	(1,823,107)
Issuance of common stock and warrants, net of financing costs (in shares)	1,326
Issuance of common stock and warrants, net of financing costs	$ 2	152,906	0	152,908
Stock-based compensation expense		41,259	0	41,259
Balance at September 30, 2022 (in shares) at Jun. 30, 2023	160,657
Balance at September 30, 2022 at Jun. 30, 2023	$ 161	$ 51,583,224	$ (59,598,413)	$ (8,015,028)